Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2024
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

10. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables from the company’s continuing operations consisted of the payables to BEP and BEH of $336,664 and $137,700, respectively, at June 30, 2024 and December 31, 2023, as a result of disposal of BEP and BEH.

As of December 31, 2023, the total accrued expenses and other payables from discontinued operation (BEH) was $833,911, respectively.